Long-term debt, current and non current, textuals 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Line Of Credit Facility [Line Items]
Proceeds from long term bank debt	$ 6,000	$ 92,700	$ 85,000
[RbsCreditFacilityMember]
Line Of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date	Dec. 16, 2011
Line of Credit Facility, Maximum Borrowing Capacity	100,000
Proceeds from long term bank debt	6,000	92,700
Line Of Credit Facility Amount Outstanding	98,700
Line of Credit Facility, Commitment Fee Percentage	0.99%
Line Of Credit Facility Remaining Borrowing Capacity	0
Debt instrument, maturity date, description	5 years
Line Of Credit Facility Age Limit Of Vessels	20 years
Debt instrument maturity date	Jan. 17, 2017
Line of Credit Facility, Interest Rate Description	Libor
Loan margin percentage	2.75%
Line of Credit Facility, Priority	first priority mortgages over certain vessels of fleet
Borrower Minimum Liquidity Percentage	10.00%
Restricted cash description	minimum cash of 10% of the drawings under the revolving credit facility, but not less than $5,000
Line Of Credit Facility Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
Line Of Credit Facility Covenant Compliance	The Company obtained Lender's consent for the change of the vessels' Manager from DSS to UOT, as well as for entering into a new loan agreement with DSI in May 2013.
Weighted average interest rate	3.16%	3.07%
[RbsCreditFacilityMember] | [MinimumMember]
Line Of Credit Facility [Line Items]
Borrower Minimum Liquidity	$ 5,000
[RbsSupplementalAgreements2013Member]
Line Of Credit Facility [Line Items]
Loan margin percentage	3.10%
Restricted cash description	security interest on the minimum cash held by the borrower in favour of the lenders